Income Taxes (Schedule Of Principal Components Of Income Tax Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Tax Disclosure [Abstract]
Current: Federal	$ 750	$ 503	$ 496
Current: State and local	61	37	33
Current: Non-U.S.	466	477	413
Deferred: Federal	(129)	149	(55)
Deferred: State and local	(4)	3	(1)
Deferred: Non-U.S.	(53)	(42)	(38)
Income tax expense	$ 1,091	$ 1,127	$ 848